UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Government Money Market Fund
Class A / IDSXX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 25	0.24%
Key Fund Statistics
Fund net assets	$ 2,077,623,684
Total number of portfolio holdings	55
Management services fees (represents 0.31% of Fund average net assets)	$ 4,891,385
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net
assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party RBC Dominion Securities, Inc. 08/01/2024 5.320%	8.2%
Tri-party TD Securities (USA) LLC 08/01/2024 5.330%	8.2%
Federal Home Loan Banks Discount Notes 08/01/2024 5.323%	4.2%
Tennessee Valley Authority Discount Notes 08/07/2024 4.510%	3.6%
U.S. Treasury Bills 08/20/2024 5.100%	3.1%
Federal Home Loan Banks Discount Notes 08/02/2024 2.670%	2.9%
U.S. Treasury Bills 08/13/2024 4.940%	2.9%
U.S. Treasury Bills 08/22/2024 5.110%	2.9%
Federal Home Loan Banks Discount Notes 09/04/2024 5.210%	2.9%
Federal Home Loan Banks Discount Notes 09/06/2024 5.220%	2.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Government Money Market Fund
Institutional Class / IDYXX
Annual Shareholder
Report
| July 31, 2024
T
his annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2023 to July 31, 2024.
You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 24	0.23%
Key Fund Statistics
Fund net assets	$ 2,077,623,684
Total number of portfolio holdings	55
Management services fees (represents 0.31% of Fund average net assets)	$ 4,891,385
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Tri-party RBC Dominion Securities, Inc. 08/01/2024 5.320%	8.2%
Tri-party TD Securities (USA) LLC 08/01/2024 5.330%	8.2%
Federal Home Loan Banks Discount Notes 08/01/2024 5.323%	4.2%
Tennessee Valley Authority Discount Notes 08/07/2024 4.510%	3.6%
U.S. Treasury Bills 08/20/2024 5.100%	3.1%
Federal Home Loan Banks Discount Notes 08/02/2024 2.670%	2.9%
U.S. Treasury Bills 08/13/2024 4.940%	2.9%
U.S. Treasury Bills 08/22/2024 5.110%	2.9%
Federal Home Loan Banks Discount Notes 09/04/2024 5.210%	2.9%
Federal Home Loan Banks Discount Notes 09/06/2024 5.220%	2.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Government Money Market Fund
Institutional 2 Class / CMRXX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 23	0.22%
Key Fund Statistics
Fund net assets	$ 2,077,623,684
Total number of portfolio holdings	55
Management services fees (represents 0.31% of Fund average net assets)	$ 4,891,385
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Tri-party RBC Dominion Securities, Inc. 08/01/2024 5.320%	8.2%
Tri-party TD Securities (USA) LLC 08/01/2024 5.330%	8.2%
Federal Home Loan Banks Discount Notes 08/01/2024 5.323%	4.2%
Tennessee Valley Authority Discount Notes 08/07/2024 4.510%	3.6%
U.S. Treasury Bills 08/20/2024 5.100%	3.1%
Federal Home Loan Banks Discount Notes 08/02/2024 2.670%	2.9%
U.S. Treasury Bills 08/13/2024 4.940%	2.9%
U.S. Treasury Bills 08/22/2024 5.110%	2.9%
Federal Home Loan Banks Discount Notes 09/04/2024 5.210%	2.9%
Federal Home Loan Banks Discount Notes 09/06/2024 5.220%	2.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Government Money Market Fund
Institutional 3 Class / CGMXX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Government Money Market Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 17	0.17%
Key Fund Statistics
Fund net assets	$ 2,077,623,684
Total number of portfolio holdings	55
Management services fees (represents 0.31% of Fund average net assets)	$ 4,891,385
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition
is subject to change.
Top Holdings
Tri-party RBC Dominion Securities, Inc. 08/01/2024 5.320%	8.2%
Tri-party TD Securities (USA) LLC 08/01/2024 5.330%	8.2%
Federal Home Loan Banks Discount Notes 08/01/2024 5.323%	4.2%
Tennessee Valley Authority Discount Notes 08/07/2024 4.510%	3.6%
U.S. Treasury Bills 08/20/2024 5.100%	3.1%
Federal Home Loan Banks Discount Notes 08/02/2024 2.670%	2.9%
U.S. Treasury Bills 08/13/2024 4.940%	2.9%
U.S. Treasury Bills 08/22/2024 5.110%	2.9%
Federal Home Loan Banks Discount Notes 09/04/2024 5.210%	2.9%
Federal Home Loan Banks Discount Notes 09/06/2024 5.220%	2.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,415	12,500	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Government Money Market Fund
Annual Financial Statements and Additional Information
July 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Government Money Market Fund | 2024

Portfolio of Investments
July 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Repurchase Agreements 16.3%
Issuer	Yield	Principal Amount ($)	Value ($)
Tri-party RBC Dominion Securities, Inc.
dated 07/31/2024, matures 08/01/2024,
repurchase price $170,025,122 (collateralized by U.S. Treasury Securities, Total Market Value $173,400,067)
	5.320%	170,000,000	170,000,000
Tri-party TD Securities (USA) LLC
dated 07/31/2024, matures 08/01/2024,
repurchase price $170,025,169 (collateralized by U.S. Treasury Securities, Total Market Value $173,400,001)
	5.330%	170,000,000	170,000,000
Total Repurchase Agreements (Cost $340,000,000)			340,000,000

Treasury Bills 24.3%

United States 24.3%
U.S. Treasury Bills
08/01/2024	5.376%	35,000,000	35,000,000
08/06/2024	4.450%	35,000,000	34,974,406
08/08/2024	4.650%	30,000,000	29,969,441
08/13/2024	4.940%	60,000,000	59,894,651
08/15/2024	5.000%	35,000,000	34,928,269
08/20/2024	5.100%	64,500,000	64,320,426
08/22/2024	5.110%	60,000,000	59,815,707
08/29/2024	5.200%	15,000,000	14,938,299
09/05/2024	5.230%	45,000,000	44,769,089
09/12/2024	5.260%	50,000,000	49,692,000
09/17/2024	5.260%	40,000,000	39,725,311
11/12/2024	5.250%	25,000,000	24,631,882
12/26/2024	5.290%	12,700,000	12,433,552
Total			505,093,033
Total Treasury Bills (Cost $505,093,033)			505,093,033

U.S. Government & Agency Obligations 58.0%

Federal Agricultural Mortgage Corp.(a)
SOFR + 0.120% 11/08/2024	5.510%	13,000,000	13,000,000
SOFR + 0.110% 01/03/2025	5.480%	14,000,000	14,000,000
SOFR + 0.200% 07/21/2025	5.560%	12,000,000	12,000,000
SOFR + 0.200% 08/07/2025	5.620%	12,000,000	12,000,000
SOFR + 0.200% 10/06/2025	5.550%	12,000,000	12,000,000
Federal Agricultural Mortgage Corp.
02/20/2025	5.290%	16,000,000	16,000,000
02/27/2025	5.340%	20,000,000	20,000,000
03/20/2025	5.390%	17,000,000	17,000,000
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Discount Notes
08/22/2024	5.060%	15,000,000	14,953,800
Federal Home Loan Banks
08/08/2024	4.650%	35,000,000	34,964,339
03/06/2025	5.450%	20,000,000	20,000,000
04/15/2025	5.350%	17,000,000	17,000,000
06/02/2025	5.460%	36,000,000	36,000,000
07/25/2025	5.470%	15,000,000	15,000,000
08/28/2025	5.350%	20,000,000	20,000,000
Federal Home Loan Banks(a)
SOFR + 0.010% 08/15/2024	5.420%	25,000,000	25,000,000
SOFR + 0.015% 09/10/2024	5.400%	25,000,000	25,000,000
SOFR + 0.010% 09/24/2024	5.390%	35,000,000	35,000,000
SOFR + 0.000% 09/26/2024	5.350%	25,000,000	25,000,000
SOFR + 0.005% 10/04/2024	5.350%	25,000,000	25,000,000
SOFR + 0.010% 11/05/2024	5.410%	25,000,000	25,000,000
Federal Home Loan Banks Discount Notes
08/01/2024	5.323%	87,900,000	87,900,000
08/02/2024	2.670%	60,000,000	59,991,221
08/07/2024	4.570%	17,700,000	17,684,513
08/09/2024	4.750%	35,000,000	34,959,089
08/12/2024	4.910%	18,830,000	18,799,678
08/14/2024	4.950%	45,000,000	44,914,687
08/16/2024	5.010%	50,000,000	49,890,417
08/21/2024	5.090%	55,000,000	54,839,264
08/23/2024	5.130%	35,000,000	34,887,281
08/28/2024	5.170%	35,000,000	34,861,663
08/30/2024	5.180%	41,620,000	41,443,714
09/04/2024	5.210%	60,000,000	59,701,933
09/06/2024	5.220%	60,000,000	59,684,400
09/11/2024	5.240%	50,000,000	49,700,472
11/08/2024	5.250%	20,000,000	19,716,475
11/20/2024	5.230%	7,000,000	6,889,493
Federal Home Loan Mortgage Corp. Discount Notes
08/05/2024	4.260%	20,000,000	19,988,322
Tennessee Valley Authority Discount Notes
08/07/2024	4.510%	75,000,000	74,934,282
Total U.S. Government & Agency Obligations (Cost $1,204,705,043)			1,204,705,043

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
U.S. Treasury Obligations 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury Index + 0.200% 01/31/2025	5.413%	14,000,000	14,005,881
Total U.S. Treasury Obligations (Cost $14,005,881)			14,005,881

Total Investments in Securities (Cost: $2,063,803,957)	2,063,803,957
Other Assets & Liabilities, Net	13,819,727
Net Assets	2,077,623,684
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of July 31, 2024.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Government Money Market Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	340,000,000	—	340,000,000
Treasury Bills	—	505,093,033	—	505,093,033
U.S. Government & Agency Obligations	—	1,204,705,043	—	1,204,705,043
U.S. Treasury Obligations	—	14,005,881	—	14,005,881
Total Investments in Securities	—	2,063,803,957	—	2,063,803,957
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2024

Statement of Assets and Liabilities
July 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,723,803,957)	$1,723,803,957
Repurchase agreements (cost $340,000,000)	340,000,000
Cash	54,026,824
Receivable for:
Capital shares sold	23,368,184
Interest	4,284,315
Expense reimbursement due from Investment Manager	8,771
Prepaid expenses	12,966
Total assets	2,145,505,017
Liabilities
Payable for:
Investments purchased	49,692,000
Capital shares redeemed	8,928,356
Distributions to shareholders	8,844,234
Management services fees	15,173
Transfer agent fees	76,274
Compensation of board members	1,164
Other expenses	79,282
Deferred compensation of board members	244,850
Total liabilities	67,881,333
Net assets applicable to outstanding capital stock	$2,077,623,684
Represented by
Paid in capital	2,077,964,754
Total distributable earnings (loss)	(341,070)
Total - representing net assets applicable to outstanding capital stock	$2,077,623,684
Class A
Net assets	$830,988,636
Shares outstanding	830,983,267
Net asset value per share	$1.00
Institutional Class
Net assets	$501,132,687
Shares outstanding	501,181,334
Net asset value per share	$1.00
Institutional 2 Class
Net assets	$571,612,307
Shares outstanding	571,650,591
Net asset value per share	$1.00
Institutional 3 Class
Net assets	$173,890,054
Shares outstanding	173,909,362
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Government Money Market Fund  | 2024

Statement of Operations
Year Ended July 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$9,039
Interest	84,349,722
Total income	84,358,761
Expenses:
Management services fees	4,891,385
Transfer agent fees
Class A	460,334
Class C	4,177
Institutional Class	240,766
Institutional 2 Class	285,241
Institutional 3 Class	8,409
Class R	1,343
Custodian fees	13,192
Printing and postage fees	178,359
Registration fees	226,454
Accounting services fees	30,993
Legal fees	27,970
Compensation of chief compliance officer	269
Compensation of board members	26,765
Deferred compensation of board members	45,640
Other	28,470
Total expenses	6,469,767
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,915,001)
Expense reduction	(2,353)
Total net expenses	3,552,413
Net investment income	80,806,348
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	17,017
Net realized gain	17,017
Net realized and unrealized gain	17,017
Net increase in net assets resulting from operations	$80,823,365
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2024

Statement of Changes in Net Assets

	Year Ended July 31, 2024	Year Ended July 31, 2023
Operations
Net investment income	$80,806,348	$32,434,501
Net realized gain (loss)	17,017	(31,343)
Net increase in net assets resulting from operations	80,823,365	32,403,158
Distributions to shareholders
Net investment income and net realized gains
Class A	(31,673,209)	(16,271,550)
Class C	(220,873)	(613,947)
Institutional Class	(16,961,249)	(4,081,752)
Institutional 2 Class	(26,298,705)	(9,058,021)
Institutional 3 Class	(5,652,916)	(2,268,883)
Class R	(72,629)	(146,439)
Total distributions to shareholders	(80,879,581)	(32,440,592)
Increase in net assets from capital stock activity	900,328,352	567,629,305
Total increase in net assets	900,272,136	567,591,871
Net assets at beginning of year	1,177,351,548	609,759,677
Net assets at end of year	$2,077,623,684	$1,177,351,548
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Government Money Market Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2024		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	810,251,396	810,251,397	401,232,824	401,232,825
Distributions reinvested	31,269,413	31,269,413	15,932,946	15,932,946
Shares redeemed	(480,810,081)	(480,814,149)	(314,340,365)	(314,340,366)
Net increase	360,710,728	360,706,661	102,825,405	102,825,405
Class C
Shares sold	2,057,758	2,057,757	11,798,401	11,798,402
Distributions reinvested	186,703	186,703	605,282	605,282
Shares redeemed	(17,296,420)	(17,292,578)	(15,038,551)	(15,038,552)
Net decrease	(15,051,959)	(15,048,118)	(2,634,868)	(2,634,868)
Institutional Class
Shares sold	677,914,434	677,914,435	135,620,457	135,620,457
Distributions reinvested	16,801,998	16,801,998	4,011,279	4,011,279
Shares redeemed	(358,595,146)	(358,595,146)	(66,422,424)	(66,422,423)
Net increase	336,121,286	336,121,287	73,209,312	73,209,313
Institutional 2 Class
Shares sold	252,062,499	252,062,499	443,335,707	443,335,707
Distributions reinvested	26,296,365	26,296,365	9,058,000	9,058,001
Shares redeemed	(166,369,005)	(166,369,005)	(64,661,319)	(64,661,320)
Net increase	111,989,859	111,989,859	387,732,388	387,732,388
Institutional 3 Class
Shares sold	206,419,785	206,419,785	54,964,716	54,964,715
Distributions reinvested	5,652,068	5,652,068	2,268,484	2,268,484
Shares redeemed	(101,478,876)	(101,478,876)	(50,952,934)	(50,952,934)
Net increase	110,592,977	110,592,977	6,280,266	6,280,265
Class R
Shares sold	426,858	427,081	3,022,001	3,022,001
Distributions reinvested	67,782	67,782	145,753	145,753
Shares redeemed	(4,529,177)	(4,529,177)	(2,950,952)	(2,950,952)
Net increase (decrease)	(4,034,537)	(4,034,314)	216,802	216,802
Total net increase	900,328,354	900,328,352	567,629,305	567,629,305
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 7/31/2024	$1.00	0.05	0.00 (b)	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.01)
Institutional Class
Year Ended 7/31/2024	$1.00	0.05	0.00 (b)	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.01)
Institutional 2 Class
Year Ended 7/31/2024	$1.00	0.05	0.00 (b)	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.01)
Institutional 3 Class
Year Ended 7/31/2024	$1.00	0.05	0.00 (b)	0.05	(0.05)	(0.05)
Year Ended 7/31/2023	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 7/31/2022	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00 (b)	0.00 (b)	0.00 (b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00 (b)	0.01	(0.01)	(0.01)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	Rounds to zero.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	7/31/2022	7/31/2021	7/31/2020
Class A	0.24%	0.36%	0.08%
Institutional Class	0.24%	0.36%	0.09%
Institutional 2 Class	0.04%	0.27%	0.06%
Institutional 3 Class	0.13%	0.21%	0.03%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Government Money Market Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2024	$1.00	5.26%	0.42%	0.24% (c)	5.15%	$830,989
Year Ended 7/31/2023	$1.00	3.76%	0.52%	0.34% (c)	3.79%	$470,304
Year Ended 7/31/2022	$1.00	0.17%	0.61%	0.17% (c),(d)	0.15%	$367,496
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.08% (c),(d)	0.01%	$359,058
Year Ended 7/31/2020	$1.00	0.90%	0.63%	0.39% (c),(d)	0.82%	$395,640
Institutional Class
Year Ended 7/31/2024	$1.00	5.26%	0.42%	0.23% (c)	5.17%	$501,133
Year Ended 7/31/2023	$1.00	3.76%	0.51%	0.34% (c)	3.83%	$165,022
Year Ended 7/31/2022	$1.00	0.17%	0.61%	0.17% (c),(d)	0.15%	$91,817
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.08% (c),(d)	0.01%	$85,679
Year Ended 7/31/2020	$1.00	0.90%	0.63%	0.37% (c),(d)	0.74%	$94,458
Institutional 2 Class
Year Ended 7/31/2024	$1.00	5.28%	0.41%	0.22%	5.17%	$571,612
Year Ended 7/31/2023	$1.00	3.84%	0.44%	0.26%	4.36%	$459,643
Year Ended 7/31/2022	$1.00	0.20%	0.49%	0.25% (d)	0.45%	$71,925
Year Ended 7/31/2021	$1.00	0.01%	0.52%	0.07% (d)	0.01%	$7,647
Year Ended 7/31/2020	$1.00	1.00%	0.51%	0.29% (d)	0.82%	$8,354
Institutional 3 Class
Year Ended 7/31/2024	$1.00	5.33%	0.35%	0.17%	5.21%	$173,890
Year Ended 7/31/2023	$1.00	3.88%	0.40%	0.22%	3.82%	$63,300
Year Ended 7/31/2022	$1.00	0.21%	0.46%	0.13% (d)	0.20%	$57,021
Year Ended 7/31/2021	$1.00	0.01%	0.47%	0.08% (d)	0.01%	$50,960
Year Ended 7/31/2020	$1.00	1.04%	0.46%	0.26% (d)	0.97%	$63,239
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund  | 2024

Notes to Financial Statements
July 31, 2024
Note 1. Organization
Columbia Government Money Market Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
In September 2023, the Board of Trustees of the Fund approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund and to combine Class R shares into Class A shares of the Fund.  Effective at the close of business on November 15, 2023, shares held by Class C shareholders were converted into Class A shares and effective at the close of business on December 8, 2023, shares held by Class R shareholders were combined into Class A shares. These were tax-free transactions for Class C and Class R shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Certain securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Columbia Government Money Market Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of July 31, 2024:
	RBC Dominion Securities ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	170,000,000	170,000,000	340,000,000
Total financial and derivative net assets	170,000,000	170,000,000	340,000,000
Total collateral received (pledged) (a)	170,000,000	170,000,000	340,000,000
Net amount (b)	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Dividend income is recorded on the ex-dividend date.
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Government Money Market Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. Effective July 1, 2024, the management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.29% to 0.08% as the Fund’s net assets increase. Prior to July 1, 2024, the management services fee was equal to a percentage of the Fund’s daily net assets that declined from 0.33% to 0.12% as the Fund’s net assets increased. The effective management services fee rate for the year ended July 31, 2024 was 0.31% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Columbia Government Money Market Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Class C	0.03 (a)
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.03 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $2,353.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A shares, and a fee at an annual rate of up to 0.75% and 0.50% of the Fund’s average daily net assets attributable to Class C and Class R shares, respectively. For the year ended July 31, 2024, the Fund did not pay fees for Class A, Class C and Class R shares. The contractual fee suspension on Class A shares is effective through November 30, 2024. As a result of Class C shares of the Fund being converted to Class A shares, November 15, 2023 was the last day the Fund would have paid a distribution and service fee for Class C shares. As a result of Class R shares being combined into Class A shares, December 8, 2023 was the last day the Fund would have paid a distribution and service fee for Class R shares.
Sales charges (unaudited)
Contingent deferred sales charged (CDSCs) received by the Distributor for distributing Fund shares for the year ended July 31, 2024, if any, are listed below. These CDSCs are from the sale of shares issued by the Fund in exchange for shares of a non-money market fund subject to a CDSC that were subsequently redeemed within the CDSC timeframe imposed from the original purchase.
	Front End (%)	CDSC (%)	Amount ($)
Class A	—	—	1,939
Class C	—	—	290
The Fund’s other share classes are not subject to sales charges.
Columbia Government Money Market Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2023 through November 30, 2024 (%)	Prior to December 1, 2023 (%)
Class A	0.35	0.45
Institutional Class	0.25	0.35
Institutional 2 Class	0.21	0.26
Institutional 3 Class	0.16	0.21
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund with the intent of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice to shareholders and, accordingly, any positive net yield resulting therefrom will cease. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. The contractual expense cap includes distribution and shareholder services fees. As discussed above, the distribution and/or shareholder services fee is not charged to Class A shares.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2024, these differences were primarily due to differing treatment for capital loss carryforwards, trustees’ deferred compensation and distributions.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The Fund did not have any permanent differences; therefore, no reclassifications were made.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2024			Year Ended July 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
80,879,581	—	80,879,581	32,440,592	—	32,440,592
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.

Columbia Government Money Market Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
At July 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
8,762,340	—	(14,326)	—
At July 31, 2024, the cost of all investments for federal income tax purposes was $2,063,803,957. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended July 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(14,326)	—	(14,326)	17,017
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the year ended July 31, 2024.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
Columbia Government Money Market Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
The Fund had no borrowings during the year ended July 31, 2024.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Government money market fund risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share.  In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;

Columbia Government Money Market Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At July 31, 2024, one unaffiliated shareholder of record owned 24.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 46.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Government Money Market Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Government Money Market Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 20, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Government Money Market Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Section 163(j) Interest Dividends
99.99%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia Government Money Market Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Government Money Market Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Government Money Market Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance

The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and (iii) the net assets of the Fund. The Board observed that the Fund’s performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
Columbia Government Money Market Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board also considered the proposed reduction to the Fund’s contractual management fee schedule. The Board also took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale

The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Government Money Market Fund  | 2024

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Columbia Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN200_07_P01_(09/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	September 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	September 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	September 20, 2024